Accrued Expenses and Other Current Liabilities (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued compensation and employee benefits	€ 1,284	€ 1,176
VAT payables	1,052	0
Due to social security	715	326
Withholding tax due	534	162
Other payables	99	64
Total	€ 3,684	€ 1,728